Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The domestic and foreign components of income (loss) before income taxes are as follows:

	MPM HOLDINGS INC.
	Year Ended December 31,
	2017	2016	2015
Domestic	$(129)	$(118)	$(92)
Foreign	144	(28)	20
Total	$15	$(146)	$(72)
Income tax expense (benefit) attributable to income (loss) from operations consists of:

	Current	Deferred	Total
Year ended December 31, 2017:
United States federal	$—	$—	$—
State and local	—	—	—
Non-U.S. jurisdictions	24	(9)	15
	$24	$(9)	$15
Year ended December 31, 2016:
United States federal	$—	$(10)	$(10)
State and local	—	—	—
Non-U.S. jurisdictions	35	(7)	28
	$35	$(17)	$18
Year ended December 31, 2015:
United States federal	$—	$—	$—
State and local	—	—	—
Non-U.S. jurisdictions	19	(6)	13
	$19	$(6)	$13

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Income tax expense attributable to income (loss) before income taxes was $15, $18, and $13 for the year ended December 31, 2017, 2016, and 2015, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax loss from continuing operations as a result of the following:

	Year Ended December 31,
	2017	2016	2015
Income tax expense:
Computed expected tax (benefit) expense	$6	$(50)	$(25)
Increase (reduction) in income taxes resulting from:
Tax rate changes	113	(6)	(3)
Non-U.S. tax rate differential	(8)	(4)	(1)
Branch accounting effect	32	(17)	7
Withholding taxes	2	3	3
Valuation allowance	(130)	76	33
Permanent differences	5	(1)	3
Reserves for uncertain tax positions	(5)	17	(4)
Total	$15	$18	$13

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 are presented below:

	Domestic		Foreign
	2017	2016	2017	2016
Deferred tax assets:
Inventory	$7	$12	$3	$5
Employee compensation	8	12	3	3
Unrealized foreign currency loss	10	13	3	1
Amortization	—	14	10	14
Depreciation	—	—	2	2
Pension	81	131	41	40
Net operating losses	110	132	120	102
Branch accounting future benefit	14	26	—	—
Reserves and accruals	11	23	7	8
Deferred interest deductions	—	—	55	61
Amortizable financing costs	3	8	—	—
Other	—	—	3	3
Total gross deferred tax assets	244	371	247	239
Less valuation allowance	(181)	(297)	(190)	(187)
Net deferred tax assets	63	74	57	52
Deferred tax liabilities:
Inventory	—	—	3	3
Reserves and accruals	—	—	1	1
Amortization	13	—	30	32
Depreciation	49	72	51	54
Withholding taxes and other	1	2	21	19
Total deferred tax liabilities	63	74	106	109
Net deferred tax liability	$—	$—	$(49)	$(57)

Net Operating Loss Schedule [Table Text Block]	NOL Schedule

Country	NOL Value
United States	$473
Germany	293
Japan	63
Italy	19
Thailand	10
Other	1
Total	$859

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance at December 31, 2015	$36

Additions for tax positions of the current year	6
Additions for tax positions of the prior years	8
Reductions for tax positions of prior years	(2)
Settlements	(5)
Statute of limitations expiration	(4)
Foreign currency translation	—
Balance at December 31, 2016	$39

Additions for tax positions of the current year	3
Additions for tax positions of the prior years	1
Reductions for tax positions of prior years	(10)
Settlements	—
Statute of limitations expiration	(4)
Foreign currency translation	2
Balance at December 31, 2017	$31